Note Payable (Details) - USD ($)					1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 09, 2023	Mar. 31, 2023	Aug. 31, 2022	Jul. 14, 2021	Jun. 23, 2023	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Aug. 16, 2023
Note Payable (Details) [Line Items]
Principal amount	$ 4,200,000			$ 2,000,000	$ 1,250,000
Loan amount				$ 1,948,234
Interest rate			9.75%	12.00%	14.00%
Percentage of prepayment penalty				0.50%
Capitalized interest charge								$ 20,000
Debt issuance costs						$ 35,000	$ 35,000	4,134
Promissory note			$ 148,300					148,300
Net loan proceeds				$ 1,945,234
Terms of prepaid				9 months
Equaling percentage							13.50%
Prepaid interest						675,000	$ 675,000
Proceeds loan amount					$ 2,000,000
Received amount					$ 1,250,000
Percentage of secured loan					19.99%
Paid amount					$ 70,000
Payable amount					27,500
Additionally amount					$ 37,500
Secured additional amount									$ 500,000
Amortization of debt issuance costs						208,412	308,412
Unamortized debt issuance costs						$ 233,412	$ 233,412
Minimum [Member]
Note Payable (Details) [Line Items]
Interest rate							50.00%
Maximum [Member]
Note Payable (Details) [Line Items]
Interest rate							100.00%
Interest rate							13.50%
Second Real Estate Lien Note [Member]
Note Payable (Details) [Line Items]
Principal amount							$ 500,000	$ 500,000
Maturity date							Jan. 14, 2023	Jan. 14, 2023
Second Real Estate Lien Note [Member] | JUly 14 2021 [Member]
Note Payable (Details) [Line Items]
Term of note							1 year
Lago Vista [Member] | July 14 2022 [Member]
Note Payable (Details) [Line Items]
Maturity date							Jan. 14, 2023
Promissory Note [Member] | August 2023 [Member]
Note Payable (Details) [Line Items]
Term of note							1 year
LV Note [Member]
Note Payable (Details) [Line Items]
Percentage of notes						5.50%	5.50%
Short-Term Note [Member]
Note Payable (Details) [Line Items]
Terms of prepaid				9 years
LV Peninsula [Member]
Note Payable (Details) [Line Items]
Interest rate							8.00%
Loan Agreement [Member]
Note Payable (Details) [Line Items]
Principal amount		$ 5,000,000
LV Peninsula [Member]
Note Payable (Details) [Line Items]
Debt issuance costs						$ 406,825	$ 406,825